UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Saratoga Research & Investment Management
Address: 14471 Big Basin Way, Suite E
         Saratoga, CA  95070


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin P. Tanner
Title:    President
Phone:    (408) 741-2333

Signature, Place, and Date of Signing:

/s/ Kevin P. Tanner             Saratoga, CA             Date February 11, 2010
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   49

Form 13F Information Table Value Total:   $164,221,000

List of Other Included Managers:

 No.  13F File Number     Name

NONE


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     5330    64470 SH       Sole                    64470
Abbott Labs                    COM              002824100     2705    50110 SH       Sole                    50110
Adobe Systems                  COM              00724F101     5557   151080 SH       Sole                   151080
Automatic Data Processing      COM              053015103     5334   124565 SH       Sole                   124565
Becton, Dickinson & Co         COM              075887109     2608    33070 SH       Sole                    33070
Berkshire Hathaway B (pre 50-1 COM              084670207     4571     1391 SH       Sole                     1391
Bristol-Myers Squibb           COM              110122108      278    11014 SH       Sole                    11014
Brown-Forman Cl B              COM              115637209     2741    51165 SH       Sole                    51165
C. R. Bard                     COM              067383109      257     3300 SH       Sole                     3300
C.H. Robinson Worldwide        COM              12541W209     2512    42770 SH       Sole                    42770
Chevron Corp New               COM              166764100     2435    31625 SH       Sole                    31625
Cisco Systems                  COM              17275R102     2630   109840 SH       Sole                   109840
Coca-Cola                      COM              191216100     5869   102962 SH       Sole                   102962
Colgate-Palmolive              COM              194162103     2603    31680 SH       Sole                    31680
Consolidated Edison            COM              209111103      223     4900 SH       Sole                     4900
Diageo PLC                     COM              25243Q205      262     3775 SH       Sole                     3775
Dionex Corp                    COM              254546104     2615    35390 SH       Sole                    35390
Expeditors Int'l of WA         COM              302130109     3629   104385 SH       Sole                   104385
Exxon Mobil                    COM              30231G102     4455    65331 SH       Sole                    65331
FactSet Research Sys           COM              303075105     2556    38805 SH       Sole                    38805
General Dynamics               COM              369550108     5751    84365 SH       Sole                    84365
Int'l Business Machines        COM              459200101     5352    40889 SH       Sole                    40889
Johnson & Johnson              COM              478160104     5577    86580 SH       Sole                    86580
Lincare Holdings               COM              532791100     3281    88350 SH       Sole                    88350
McDonalds                      COM              580135101     5223    83645 SH       Sole                    83645
Medtronic                      COM              585055106     5837   132720 SH       Sole                   132720
Microsoft                      COM              594918104     6474   212395 SH       Sole                   212395
NIKE                           COM              654106103     5275    79840 SH       Sole                    79840
Nestle SA Spons ADR            COM              641069406     5112   105275 SH       Sole                   105275
Novo Nordisk ADR               COM              670100205     4951    77535 SH       Sole                    77535
Omnicom Group                  COM              681919106     5425   138565 SH       Sole                   138565
Oracle                         COM              68389X105     5498   224124 SH       Sole                   224124
Paychex                        COM              704326107     5060   165135 SH       Sole                   165135
Pepsico                        COM              713448108      311     5110 SH       Sole                     5110
Procter & Gamble               COM              742718109     5164    85171 SH       Sole                    85171
Southern Copper                COM              84265V105      598    18160 SH       Sole                    18160
Spectra Energy                 COM              847560109      252    12275 SH       Sole                    12275
Stryker                        COM              863667101     5689   112935 SH       Sole                   112935
Sysco Corp                     COM              871829107     2484    88900 SH       Sole                    88900
Tupperware                     COM              899896104      219     4700 SH       Sole                     4700
United Technologies            COM              913017109     6103    87934 SH       Sole                    87934
Wal-Mart Stores                COM              931142103     5003    93605 SH       Sole                    93605
Kinder Morgan Energy Prtns     ETP              494550106      201     3300 SH       Sole                     3300
Oneok Partners LP              ETP              68268N103      250     4010 SH       Sole                     4010
Annaly Capital Mgmt            REIT             035710409      240    13805 SH       Sole                    13805
SPDR Gold Trust                ETF              78463V107     4472    41669 SH       Sole                    41669
iShares Silver Trust           ETF              46428Q109     4577   276760 SH       Sole                   276760
iShares Tr Goldman Sachs Corp  ETF              464287242      422     4055 SH       Sole                     4055
iShares iBoxx High Yield Bond  ETF              464288513      250     2845 SH       Sole                     2845